                          STREETTRACKS(R) SERIES TRUST

           STREETTRACKS(R) DOW JONES U.S. LARGE CAP VALUE INDEX FUND STREETTRACKS(R) DOW JONES U.S. LARGE CAP GROWTH INDEX FUND STREETTRACKS(R) DOW JONES U.S. SMALL CAP GROWTH INDEX FUND STREETTRACKS(R) DOW JONES U.S. SMALL CAP VALUE INDEX FUND

                       SUPPLEMENT DATED SEPTEMBER 7, 2005
                    TO THE PROSPECTUS DATED OCTOBER 28, 2004

The following information supplements and should be read in conjunction with the Prospectus dated October 28, 2004. The Board of Trustees of the Trust has approved changes to the above listed Funds. The changes, as set forth below, will be effective upon the effectiveness of the Funds' registration statement amendment setting forth such changes, anticipated to be October 28, 2005.

           STREETTRACKS(R) DOW JONES U.S. LARGE CAP VALUE INDEX FUND (TO BE RENAMED STREETTRACKS(R) DJ WILSHIRE LARGE CAP VALUE ETF)

Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Large Cap Value Index ("Large Cap Value Index").

Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Dow Jones Wilshire Large Cap Value Index. The Index represents the large-cap portion of the Dow Jones Wilshire 5000 Composite Index. The Composite Index tracks all the U.S. common stocks regularly traded on the NYSE, AMEX and the NASDAQ National Market. The Dow Jones Wilshire Large Cap Value Index includes the components of the Composite Index ranked 1-750 by full market capitalization and that are classified as 'Value' based on analysis that accounts for six factors. The six factors are: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book ratio, (iv) dividend yield, (v) trailing revenue growth, and (iv) trailing earnings growth.

           STREETTRACKS(R) DOW JONES U.S. LARGE CAP GROWTH INDEX FUND (TO BE RENAMED STREETTRACKS(R) DJ WILSHIRE LARGE CAP GROWTH ETF)

Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Large Cap Growth Index ("Large Cap Growth Index").

Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Dow Jones Wilshire Large Cap Growth Index. The Index represents the large-cap portion of the Dow Jones Wilshire 5000 Composite Index. The Composite Index tracks all the U.S. common stocks regularly traded on the NYSE, AMEX and the NASDAQ National Market. The Dow Jones Wilshire Large Cap Growth Index includes the components of the Composite Index ranked 1-750 by full market capitalization and that are classified as 'Growth' based on analysis that accounts for six factors. The six factors are: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book ratio, (iv) dividend yield, (v) trailing revenue growth, and (iv) trailing earnings growth.

           STREETTRACKS(R) DOW JONES U.S. SMALL CAP VALUE INDEX FUND (TO BE RENAMED STREETTRACKS(R) DJ WILSHIRE SMALL CAP VALUE ETF)

Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Small Cap Value Index ("Small Cap Value Index").

Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Dow Jones Wilshire Small Cap Value Index. The Index represents the large-cap portion of the Dow Jones Wilshire 5000 Composite Index. The Composite Index tracks all the U.S. common stocks regularly traded on the NYSE, AMEX and the NASDAQ National Market. The Dow Jones Wilshire Small Cap Value Index includes the components of the Composite Index ranked 751-2500 by full market capitalization and that are classified as 'Value' based on analysis that accounts for six factors. The six factors are: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book ratio, (iv) dividend yield, (v) trailing revenue growth, and (iv) trailing earnings growth.

           STREETTRACKS(R) DOW JONES U.S. SMALL CAP GROWTH INDEX FUND (TO BE RENAMED STREETTRACKS(R) DJ WILSHIRE SMALL CAP GROWTH ETF)

Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Small Cap Growth Index ("Small Cap Growth Index").

Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Dow Jones Wilshire Small Cap Growth Index. The Index represents the large-cap portion of the Composite Index. The Composite Index tracks all the U.S. common stocks regularly traded on the NYSE, AMEX and the NASDAQ National Market. The Dow Jones Wilshire Small Cap Growth Index includes the components of the Composite Index ranked 751-2500 by full market capitalization and that are classified as 'Growth' based on analysis that accounts for six factors. The six factors are:
(i) projected price-to-earnings ratio

(P/E), (ii) projected earnings growth, (iii) price-to-book ratio, (iv) dividend yield, (v) trailing revenue growth, and (iv) trailing earnings growth.

OTHER INFORMATION:

     Each of the Large Cap Value Index, Large Cap Growth Index, Small Cap Value Index, and Small Cap Growth Index are based upon the Dow Jones Wilshire 5000 Composite Index.

     Dow Jones Wilshire 5000 Composite Index. The "Composite Index" is a float-adjusted market capitalization weighted index that reflects shares of securities actually available to investors in the marketplace.

     To be included in the Composite Index, an issue must be all of the following:

     - An equity issue: a common stock, REIT or limited partnership;

     - A U.S.-headquartered company; and

     - A security that has its primary market listing in the U.S.

     The Composite Index does not include bulletin board listed stocks.

     The aggregate value of the Composite Index is based on the following criteria:

     - Market capitalization;

     - Trading volume;

     - Institutional holdings; and

     - If applicable, any conversion rules for companies with multiple share classes.

     The capitalization float adjustment of the Composite Index is based on the following rules:

     - Shares outstanding for multiple classes of stock of one company are combined into the primary class's shares outstanding to reflect the company's total market capitalization.

     - Float adjustments are based on block ownership of each class of stock, and then are combined to determine total float for a company's combined shares.

     - Float-adjustment factors will be implemented only if the blocked shares are greater than 5% of the company's total shares outstanding.

     Periodic adjustment and ongoing maintenance and review of the Composite Index are based on the following rules:

     - Stock additions and deletions are made after the close of trading on the third Friday of each month. The additions include all new non-component companies that met inclusion standards as of the close of trading on the second Friday of that month, whether from initial public offerings or new exchange listing.

     - An issue that becomes a pink sheet or otherwise stops trading for ten consecutive days will be removed from the Composite Index at the next monthly review. It will be removed at its latest quoted value, or at $0.01 if no recent quoted value is available. Until the monthly review, the issue will remain in the Composite Index at its last exchange-traded price.

     - Additions and deletions are pre-announced by the second day prior to the implementation date.

     - An issue that fails index inclusion guidelines is removed from the Composite Index as soon as prudently possible.

     - Periodic shares updates are made quarterly after the close of trading on the third Friday of March, June, September and December. The changes become effective at the opening of trading on the next business day.

     - If the cumulative impact of corporate actions during the period between quarterly shares updates changes a company's float-adjusted shares outstanding by 10% or more, the company's shares and float factor will be updated as soon as prudently possible. Share and float changes based on corporate actions will be implemented using standard Dow Jones Indexes procedures.

     Except to account for stock splits and reverse splits, shares and float factors will not be adjusted for bulletin board and pink sheet stocks until they are returned to exchange listings. Companies that are re-listed as of the close of trading on the second Friday of each month will have their shares and float adjustments made at the same time as the monthly index additions and deletions, after the close of trading on the third Friday of each month.

     The Composition of the each of the Large Cap Value Index, Large Cap Growth Index, Small Cap Value Index, and Small Cap Growth Index are reviewed semiannually, in March and December. New issues are added to the Indexes on a monthly basis as new issues are added to the Composite Index and fall within the large cap portion. An issue is removed immediately if it fails to meet the inclusion requirement of the Composite Index (see above). Shares and float factors of the Indexes are updated on a quarterly basis.